Document and Entity Information	12 Months Ended
Jun. 30, 2020 shares
Document and Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	AURORA CANNABIS INC
Entity Central Index Key	0001683541
Current Fiscal Year End Date	--06-30
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	115,228,811
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes